STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Loss from operations		$ (55,401,000)		$ (191,384,000)
Loss before income taxes		(64,451,000)		(216,848,000)
Net loss		(64,584,000)		(217,074,000)
Gores Metropoulos II, Inc.
Organizational expenses			$ (4,000)
Professional fees and other expenses	$ (20,500)	(1,495,007)	(33,000)	(5,678,785)
State franchise taxes, other than income tax	(1,245)	(50,000)	(2,918)	(150,000)
Gain/(loss) from change in fair value of warrant liabilities		(4,350,000)		1,595,000
Allocated expense for warrant issuance cost				(918,141)
Loss from operations	(21,745)	(5,895,007)		(5,151,926)
Other income—interest income		11,344		29,593
Loss before income taxes	(21,745)	(5,883,663)		(5,122,333)
Net loss	$ (21,745)	$ (5,883,663)	$ (39,918)	$ (5,122,333)
Weighted-average shares outstanding			11,500,000
Net loss per ordinary share:
Common Stock - basic and diluted			$ (0.00)
Class A Common Stock | Gores Metropoulos II, Inc.
Weighted-average shares outstanding		45,000,000		41,538,462
Net loss per ordinary share:
Common Stock - basic and diluted		$ (0.10)		$ (0.87)
Class F Common Stock | Gores Metropoulos II, Inc.
Weighted-average shares outstanding	11,500,000	11,250,000		11,309,524
Net loss per ordinary share:
Common Stock - basic and diluted	$ (0.00)	$ (0.10)		$ (0.87)